Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of share capital, reserves and other equity interest [Abstract]
Disclosure of classes of share capital
The following options to purchase common shares have been awarded to officers and certain other employees:

Outstanding and Exercisable Options	2017		2016
	Number of Options (thousands)	Weighted Average Exercise Prices ($)	Number of Options (thousands)	Weighted Average Exercise Prices ($)
Outstanding, beginning of year	25,459	26.26	27,621	28.79
Granted(1)	5,544	16.13	5,381	15.67
Expired or forfeited	(8,358)	25.62	(7,543)	27.94
Outstanding, end of year	22,645	23.96	25,459	26.26
Exercisable, end of year	12,946	28.91	15,662	29.03

(1)	Options granted during the year ended December 31, 2017 were attributed a fair value of $2.01 per option (2016 – $2.26) at grant date.

Outstanding and Exercisable Options	Outstanding Options			Exercisable Options
Range of Exercise Price	Number of Options (thousands)	Weighted Average Exercise Prices ($)	Weighted Average Contractual Life (years)	Number of Options (thousands)	Weighted Average Exercise Prices ($)
$14.20 – $29.99	14,281	18.89	3.3	4,582	22.18
$30.00 – $36.20	8,364	32.60	0.72	8,364	32.60
December 31, 2017	22,645	23.96	2.35	12,946	28.91
The following table lists the assumptions used in the Black-Scholes option pricing model for the share options and performance options:

Black-Scholes Assumptions	December 31, 2017	December 31, 2016
	Tandem Options	Tandem Options
Dividend per option	0.72	0.96
Range of expected volatilities used (percent)	16.7 - 32.9	24.9 - 39.6
Range of risk-free interest rates used (percent)	0.9 - 1.9	0.4 - 1.1
Expected life of share options from vesting date (years)	1.95	1.91
Expected forfeiture rate (percent)	9.0%	9.3%
Weighted average exercise price	25.46	27.72
Weighted average fair value	1.15	0.37

Earnings per Share
($ millions)	2017	2016
Net earnings	786	922
Effect of dividends declared on preferred shares in the year	(34)	(36)
Net earnings – basic	752	886
Dilutive effect of accounting for stock options as cash-settled(1)	4	(3)
Net earnings – diluted	756	883

(millions)
Weighted average common shares outstanding – basic and diluted	1,005.3	1,004.9

Earnings per share – basic ($/share)	0.75	0.88
Earnings per share – diluted ($/share)	0.75	0.88

(1)
Stock-based compensation expense was $13 million based on cash-settlement for the year ended December 31, 2017 (2016 – $7 million). Stock-based compensation expense would have been $9 million based on equity-settlement for the year ended December 31, 2017 (2016 – $10 million). For the year ended December 31, 2017, cash-settlement of

The Company is authorized to issue an unlimited number of no par value common shares.

Common Shares	Number of Shares	Amount ($ millions)
December 31, 2015	984,328,915	7,000
Stock dividends	21,122,939	296
December 31, 2016	1,005,451,854	7,296
Share cancellation	(331,842)	(3)
December 31, 2017	1,005,120,012	7,293
The Company is authorized to issue an unlimited number of no par value preferred shares.

Cumulative Redeemable Preferred Shares	Number of Shares	Amount ($ millions)
December 31, 2015	36,000,000	874
Series 1 shares converted to Series 2 shares	(1,564,068)	(38)
Series 2 shares converted from Series 1 shares	1,564,068	38
December 31, 2016	36,000,000	874
December 31, 2017	36,000,000	874

Cumulative Redeemable Preferred Shares Dividends ($ millions)
	2017		2016
	Declared	Paid	Declared	Paid
Series 1 Preferred Shares	6	6	9	7
Series 2 Preferred Shares(1)	1	1	—	—
Series 3 Preferred Shares	11	11	11	8
Series 5 Preferred Shares	9	9	9	7
Series 7 Preferred Shares	7	7	7	5
	34	34	36	27

(1)	Series 2 Preferred Share dividends declared and paid in the year ended December 31, 2016 was less than $1 million.
The number of PSUs outstanding was as follows:

Performance Share Units	2017	2016
Beginning of year	4,863,690	5,122,626
Granted	5,667,970	2,250,110
Exercised	(966,932)	(1,167,256)
Forfeited	(1,202,810)	(1,341,790)
Outstanding, end of year	8,361,918	4,863,690
Vested, end of year	2,262,954	1,490,243